Acquisitions (Details) (USD $)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Acquisitions [Abstract]
Acquisition of businesses, net of cash acquired	$ 101,148,000	$ 29,293,000	$ 218,075,000
Contingent consideration maximum number of years	5 years
Potential cash payout for contingent consideration arrangements	56,600,000
Amount of potential cash payout that would result in recording of additional goodwill	$ 46,000,000